Summary of Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2019
Consumer loans with or without collateral [Member]
Disclosure of financial assets [line items]
Term	6 months
Other transactions without collateral [Member]
Disclosure of financial assets [line items]
Term	24 months
Commercial loans with collateral [Member]
Disclosure of financial assets [line items]
Term	36 months
Mortgage loans [Member]
Disclosure of financial assets [line items]
Term	48 months
Consumer leasing [Member]
Disclosure of financial assets [line items]
Term	6 months
Other non-mortgage leasing transactions [Member]
Disclosure of financial assets [line items]
Term	12 months
Mortgage leasing (household and business) [Member]
Disclosure of financial assets [line items]
Term	36 months